Fees and Expenses	Aug. 26, 2025
Defiance Daily Target 2X Long HIMS ETF
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Other Expenses, New Fund, Based on Estimates [Text]	Based on estimated amounts for the current fiscal year, including broker expenses.
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	1.29%
Distribution and Service (12b-1) Fees	None
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses(3)	1.29%
(1)	The Fund’s investment adviser, Tidal Investments LLC (the “Adviser”), a Tidal Financial Group company, will pay, or require a sub-adviser to pay, all expenses incurred by the Fund (except for advisory fees and sub-advisory fees, as the case may be) excluding interest charges on any borrowings made for investment purposes, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), and litigation expenses and other non-routine or extraordinary expenses.
(2)	Based on estimated amounts for the current fiscal year, including broker expenses.
(3)	The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example.

Expense Example [Heading]	Expense Example
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
1 Year	3 Years

$131	$409

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the Example, affect the Fund’s performance. For the fiscal period of March 12, 2025 (commencement of operations) to April 30, 2025, the Fund’s portfolio turnover rate was 251% of the average value of its portfolio.

Portfolio Turnover, Rate	251.00%
Defiance Daily Target 2X Long IONQ ETF
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Other Expenses, New Fund, Based on Estimates [Text]	Based on estimated amounts for the current fiscal year, including broker expenses.
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	1.29%
Distribution and Service (12b-1) Fees	None
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses(3)	1.29%
(1)	The Fund’s investment adviser, Tidal Investments LLC (the “Adviser”), a Tidal Financial Group company, will pay, or require a sub-adviser to pay, all expenses incurred by the Fund (except for advisory fees and sub-advisory fees, as the case may be) excluding interest charges on any borrowings made for investment purposes, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), and litigation expenses and other non-routine or extraordinary expenses.
(2)	Based on estimated amounts for the current fiscal year, including broker expenses.
(3)	The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example.

Expense Example [Heading]	Expense Example
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
1 Year	3 Years

$131	$409

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the Example, affect the Fund’s performance. For the fiscal period of March 11, 2025 (commencement of operations) to April 30, 2025, the Fund’s portfolio turnover rate was 314% of the average value of its portfolio.

Portfolio Turnover, Rate	314.00%
Defiance Daily Target 2X Long RKLB ETF
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Other Expenses, New Fund, Based on Estimates [Text]	Based on estimated amounts for the current fiscal year, including broker expenses.
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	1.29%
Distribution and Service (12b-1) Fees	None
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses(3)	1.29%
(1)	The Fund’s investment adviser, Tidal Investments LLC (the “Adviser”), a Tidal Financial Group company, will pay, or require a sub-adviser to pay, all expenses incurred by the Fund (except for advisory fees and sub-advisory fees, as the case may be) excluding interest charges on any borrowings made for investment purposes, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), and litigation expenses and other non-routine or extraordinary expenses.
(2)	Based on estimated amounts for the current fiscal year, including broker expenses.
(3)	The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example.

Expense Example [Heading]	Expense Example
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
1 Year	3 Years
$131	$ 409

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the Example, affect the Fund’s performance. For the fiscal period of March 12, 2025 (commencement of operations) to April 30, 2025, the Fund’s portfolio turnover rate was 416% of the average value of its portfolio.

Portfolio Turnover, Rate	416.00%
Defiance Daily Target 2X Long CVNA ETF
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Other Expenses, New Fund, Based on Estimates [Text]	Based on estimated amounts for the current fiscal year, including broker expenses.
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	1.29%
Distribution and Service (12b-1) Fees	None
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses(3)	1.29%
(1)	The Fund’s investment adviser, Tidal Investments LLC (the “Adviser”), a Tidal Financial Group company, will pay, or require a sub-adviser to pay, all expenses incurred by the Fund (except for advisory fees and sub-advisory fees, as the case may be) excluding interest charges on any borrowings made for investment purposes, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), and litigation expenses and other non-routine or extraordinary expenses.
(2)	Based on estimated amounts for the current fiscal year, including broker expenses.
(3)	The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example.

Expense Example [Heading]	Expense Example
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
1 Year	3 Years
$131	$409

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the Example, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.

Defiance Daily Target 2X Long HOOD ETF
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Other Expenses, New Fund, Based on Estimates [Text]	Based on estimated amounts for the current fiscal year, including broker expenses.
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	1.29%
Distribution and Service (12b-1) Fees	None
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses(3)	1.29%
(1)	The Fund’s investment adviser, Tidal Investments LLC (the “Adviser”), a Tidal Financial Group company, will pay, or require a sub-adviser to pay, all expenses incurred by the Fund (except for advisory fees and sub-advisory fees, as the case may be) excluding interest charges on any borrowings made for investment purposes, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), and litigation expenses and other non-routine or extraordinary expenses.
(2)	Based on estimated amounts for the current fiscal year, including broker expenses.
(3)	The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example.

Expense Example [Heading]	Expense Example
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
1 Year	3 Years
$131	$409

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the Example, affect the Fund’s performance. For the fiscal period of March 18, 2025 (commencement of operations) to April 30, 2025, the Fund’s portfolio turnover rate was 210% of the average value of its portfolio.

Portfolio Turnover, Rate	210.00%
Defiance Daily Target 2X Long VST ETF
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Other Expenses, New Fund, Based on Estimates [Text]	Based on estimated amounts for the current fiscal year, including broker expenses.
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	1.29%
Distribution and Service (12b-1) Fees	None
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses(3)	1.29%
(1)	The Fund’s investment adviser, Tidal Investments LLC (the “Adviser”), a Tidal Financial Group company, will pay, or require a sub-adviser to pay, all expenses incurred by the Fund (except for advisory fees and sub-advisory fees, as the case may be) excluding interest charges on any borrowings made for investment purposes, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), and litigation expenses and other non-routine or extraordinary expenses.
(2)	Based on estimated amounts for the current fiscal year, including broker expenses.
(3)	The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example.

Expense Example [Heading]	Expense Example
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
1 Year	3 Years
$131	$ 409

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the Example, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.

Defiance Daily Target 2X Long JPM ETF
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Other Expenses, New Fund, Based on Estimates [Text]	Based on estimated amounts for the current fiscal year, including broker expenses.
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	1.29%
Distribution and Service (12b-1) Fees	None
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses(3)	1.29%
(1)	The Fund’s investment adviser, Tidal Investments LLC (the “Adviser”), a Tidal Financial Group company, will pay, or require a sub-adviser to pay, all expenses incurred by the Fund (except for advisory fees and sub-advisory fees, as the case may be) excluding interest charges on any borrowings made for investment purposes, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), and litigation expenses and other non-routine or extraordinary expenses.
(2)	Based on estimated amounts for the current fiscal year, including broker expenses.
(3)	The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example.

Expense Example [Heading]	Expense Example
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
1 Year	3 Years

$131	$ 409

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the Example, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.

Defiance Daily Target 2X Long PENN ETF
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Other Expenses, New Fund, Based on Estimates [Text]	Based on estimated amounts for the current fiscal year, including broker expenses.
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	1.29%
Distribution and Service (12b-1) Fees	None
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses(3)	1.29%
(1)	The Fund’s investment adviser, Tidal Investments LLC (the “Adviser”), a Tidal Financial Group company, will pay, or require a sub-adviser to pay, all expenses incurred by the Fund (except for advisory fees and sub-advisory fees, as the case may be) excluding interest charges on any borrowings made for investment purposes, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), and litigation expenses and other non-routine or extraordinary expenses.
(2)	Based on estimated amounts for the current fiscal year, including broker expenses.
(3)	The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example.

Expense Example [Heading]	Expense Example
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
1 Year	3 Years

$131	$ 409

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the Example, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.

Defiance Daily Target 2X Long SOUN ETF
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Other Expenses, New Fund, Based on Estimates [Text]	Based on estimated amounts for the current fiscal year, including broker expenses.
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	1.29%
Distribution and Service (12b-1) Fees	None
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses(3)	1.29%
(1)	The Fund’s investment adviser, Tidal Investments LLC (the “Adviser”), a Tidal Financial Group company, will pay, or require a sub-adviser to pay, all expenses incurred by the Fund (except for advisory fees and sub-advisory fees, as the case may be) excluding interest charges on any borrowings made for investment purposes, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), and litigation expenses and other non-routine or extraordinary expenses.
(2)	Based on estimated amounts for the current fiscal year, including broker expenses.
(3)	The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example.

Expense Example [Heading]	Expense Example
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
1 Year	3 Years
$131	$ 409

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the Example, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.

Defiance Daily Target 2X Long MRVL ETF
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Other Expenses, New Fund, Based on Estimates [Text]	Based on estimated amounts for the current fiscal year, including broker expenses.
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	1.29%
Distribution and Service (12b-1) Fees	None
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses(3)	1.29%
(1)	The Fund’s investment adviser, Tidal Investments LLC (the “Adviser”), a Tidal Financial Group company, will pay, or require a sub-adviser to pay, all expenses incurred by the Fund (except for advisory fees and sub-advisory fees, as the case may be) excluding interest charges on any borrowings made for investment purposes, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), and litigation expenses and other non-routine or extraordinary expenses.
(2)	Based on estimated amounts for the current fiscal year, including broker expenses.
(3)	The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example.

Expense Example [Heading]	Expense Example
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
1 Year	3 Years
$131	$ 409

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the Example, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.

Defiance Daily Target 2X Long RGTI ETF
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Other Expenses, New Fund, Based on Estimates [Text]	Based on estimated amounts for the current fiscal year, including broker expenses.
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	1.29%
Distribution and Service (12b-1) Fees	None
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses(3)	1.29%
(1)	The Fund’s investment adviser, Tidal Investments LLC (the “Adviser”), a Tidal Financial Group company, will pay, or require a sub-adviser to pay, all expenses incurred by the Fund (except for advisory fees and sub-advisory fees, as the case may be) excluding interest charges on any borrowings made for investment purposes, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), and litigation expenses and other non-routine or extraordinary expenses.
(2)	Based on estimated amounts for the current fiscal year, including broker expenses.
(3)	The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example.

Expense Example [Heading]	Expense Example
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
1 Year	3 Years
$131	$ 409

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the Example, affect the Fund’s performance. For the fiscal period of March 31, 2025 (commencement of operations) to April 30, 2025, the Fund’s portfolio turnover rate was 273% of the average value of its portfolio.

Portfolio Turnover, Rate	273.00%
Defiance Daily Target 2X Long SOFI ETF
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Other Expenses, New Fund, Based on Estimates [Text]	Based on estimated amounts for the current fiscal year.
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	1.29%
Distribution and Service (12b-1) Fees	None
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses(3)	1.29%
(1)	The Fund’s investment adviser, Tidal Investments LLC (the “Adviser”), a Tidal Financial Group company, will pay, or require a sub-adviser to pay, all expenses incurred by the Fund (except for advisory fees and sub-advisory fees, as the case may be) excluding interest charges on any borrowings made for investment purposes, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), and litigation expenses and other non-routine or extraordinary expenses.
(2)	Based on estimated amounts for the current fiscal year.
(3)	The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example.

Expense Example [Heading]	Expense Example
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
1 Year	3 Years

$131	$409

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the Example, affect the Fund’s performance. For the period of January 15, 2025 (commencement of operations) to April 30, 2025, the Fund’s portfolio turnover rate was 458% of the average value of its portfolio.

Portfolio Turnover, Rate	458.00%
Defiance Daily Target 2X Long AMAT ETF
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Other Expenses, New Fund, Based on Estimates [Text]	Based on estimated amounts for the current fiscal year.
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	1.29%
Distribution and Service (12b-1) Fees	None
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses(3)	1.29%

(1)	The Fund’s investment adviser, Tidal Investments LLC (the “Adviser”), a Tidal Financial Group company, will pay, or require a sub-adviser to pay, all expenses incurred by the Fund (except for advisory fees and sub-advisory fees, as the case may be) excluding interest charges on any borrowings made for investment purposes, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), and litigation expenses and other non-routine or extraordinary expenses.
(2)	Based on estimated amounts for the current fiscal year.
(3)	The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example.

Expense Example [Heading]	Expense Example
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
1 Year	3 Years

$131	$409

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the Example, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.

Defiance Daily Target 2X Long GOLD ETF
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Other Expenses, New Fund, Based on Estimates [Text]	Based on estimated amounts for the current fiscal year.
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	1.29%
Distribution and Service (12b-1) Fees	None
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses(3)	1.29%

(1)	The Fund’s investment adviser, Tidal Investments LLC (the “Adviser”), a Tidal Financial Group company, will pay, or require a sub-adviser to pay, all expenses incurred by the Fund (except for advisory fees and sub-advisory fees, as the case may be) excluding interest charges on any borrowings made for investment purposes, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), and litigation expenses and other non-routine or extraordinary expenses.
(2)	Based on estimated amounts for the current fiscal year.
(3)	The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example.

Expense Example [Heading]	Expense Example
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
1 Year	3 Years
$131	$409

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the Example, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.

Defiance Daily Target 2X Long ORCL ETF
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Other Expenses, New Fund, Based on Estimates [Text]	Based on estimated amounts for the current fiscal year.
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	1.29%
Distribution and Service (12b-1) Fees	None
Other Expenses (includes interest expense)(2)	0.07%
Total Annual Fund Operating Expenses(3)	1.36%

(1)	The Fund’s investment adviser, Tidal Investments LLC (the “Adviser”), a Tidal Financial Group company, will pay, or require a sub-adviser to pay, all expenses incurred by the Fund (except for advisory fees and sub-advisory fees, as the case may be) excluding interest charges on any borrowings made for investment purposes, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), and litigation expenses and other non-routine or extraordinary expenses.
(2)	Based on estimated amounts for the current fiscal year.
(3)	The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example.

Expense Example [Heading]	Expense Example
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
1 Year	3 Years
$138	$431

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the Example, affect the Fund’s performance. For the period of February 6, 2025 (commencement of operations) to April 30, 2025, the Fund’s portfolio turnover rate was 541% of the average value of its portfolio.

Portfolio Turnover, Rate	541.00%
Defiance Daily Target 2X Long FSLR ETF
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Other Expenses, New Fund, Based on Estimates [Text]	Based on estimated amounts for the current fiscal year.
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	1.29%
Distribution and Service (12b-1) Fees	None
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses(3)	1.29%

(1)	The Fund’s investment adviser, Tidal Investments LLC (the “Adviser”), a Tidal Financial Group company, will pay, or require a sub-adviser to pay, all expenses incurred by the Fund (except for advisory fees and sub-advisory fees, as the case may be) excluding interest charges on any borrowings made for investment purposes, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), and litigation expenses and other non-routine or extraordinary expenses.
(2)	Based on estimated amounts for the current fiscal year.
(3)	The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example.

Expense Example [Heading]	Expense Example
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
1 Year	3 Years
$131	$409

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the Example, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.

Defiance Daily Target 2X Long DKNG ETF
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Other Expenses, New Fund, Based on Estimates [Text]	Based on estimated amounts for the current fiscal year.
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	1.29%
Distribution and Service (12b-1) Fees	None
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses(3)	1.29%

(1)	The Fund’s investment adviser, Tidal Investments LLC (the “Adviser”), a Tidal Financial Group company, will pay, or require a sub-adviser to pay, all expenses incurred by the Fund (except for advisory fees and sub-advisory fees, as the case may be) excluding interest charges on any borrowings made for investment purposes, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), and litigation expenses and other non-routine or extraordinary expenses.
(2)	Based on estimated amounts for the current fiscal year.
(3)	The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example.

Expense Example [Heading]	Expense Example
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
1 Year	3 Years
$131	$409

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the Example, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.

Defiance Daily Target 2X Long COPX ETF
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Other Expenses, New Fund, Based on Estimates [Text]	Based on estimated amounts for the current fiscal year.
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.95%
Distribution and Service (12b-1) Fees	None
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses(3)	0.95%

(1)	The Fund’s investment adviser, Tidal Investments LLC (the “Adviser”), a Tidal Financial Group company, will pay, or require a sub-adviser to pay, all expenses incurred by the Fund (except for advisory fees and sub-advisory fees, as the case may be) excluding interest charges on any borrowings made for investment purposes, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), and litigation expenses and other non-routine or extraordinary expenses.
(2)	Based on estimated amounts for the current fiscal year.
(3)	The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example.

Expense Example [Heading]	Expense Example
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
1 Year	3 Years
$97	$303

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the Example, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.

DEFIANCE DAILY TARGET 2X LONG RIOT ETF
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Other Expenses, New Fund, Based on Estimates [Text]	Based on estimated amounts for the current fiscal year.
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.95%
Distribution and Service (12b-1) Fees	None
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses(3)	0.95%

(1)	The Fund’s investment adviser, Tidal Investments LLC (the “Adviser”), a Tidal Financial Group company, will pay, or require a sub-adviser to pay, all expenses incurred by the Fund (except for advisory fees and sub-advisory fees, as the case may be) excluding interest charges on any borrowings made for investment purposes, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), and litigation expenses and other non-routine or extraordinary expenses.
(2)	Based on estimated amounts for the current fiscal year.
(3)	The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example.

Expense Example [Heading]	Expense Example
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
1 Year	3 Years
$97	$303

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the Example, affect the Fund’s performance. For the fiscal period of January 2, 2025 (commencement of operations) to April 30, 2025, the Fund’s portfolio turnover rate was 749% of the average value of its portfolio.

Portfolio Turnover, Rate	749.00%
DEFIANCE DAILY TARGET 2X LONG CHINA DRAGONS ETF
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Other Expenses, New Fund, Based on Estimates [Text]	Based on estimated amounts for the current fiscal year.
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.95%
Distribution and Service (12b-1) Fees	None
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses(3)	0.95%

(1)	The Fund’s investment adviser, Tidal Investments LLC (the “Adviser”), a Tidal Financial Group company, will pay, or require a sub-adviser to pay, all expenses incurred by the Fund (except for advisory fees and sub-advisory fees, as the case may be) excluding interest charges on any borrowings made for investment purposes, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), and litigation expenses and other non-routine or extraordinary expenses.
(2)	Based on estimated amounts for the current fiscal year.
(3)	The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example.

Expense Example [Heading]	Expense Example
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
1 Year	3 Years
$97	$303

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the Example, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.

DEFIANCE DAILY TARGET 2X LONG SOLAR ETF
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Other Expenses, New Fund, Based on Estimates [Text]	Based on estimated amounts for the current fiscal year.
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.95%
Distribution and Service (12b-1) Fees	None
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses(3)	0.95%

(1)	The Fund’s investment adviser, Tidal Investments LLC (the “Adviser”), a Tidal Financial Group company, will pay, or require a sub-adviser to pay, all expenses incurred by the Fund (except for advisory fees and sub-advisory fees, as the case may be) excluding interest charges on any borrowings made for investment purposes, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), and litigation expenses and other non-routine or extraordinary expenses.
(2)	Based on estimated amounts for the current fiscal year.
(3)	The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example.

Expense Example [Heading]	Expense Example
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
1 Year	3 Years
$97	$303

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the Example, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.

Defiance Daily Target 2X Long LLY ETF
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	Acquired Fund Fees and Expenses (“AFFE”) are indirect fees and expenses that the Fund incurs from investing in the shares of other investment companies. Total Annual Fund Operating Expenses do not correlate to the expense ratios in the Fund’s Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund and exclude AFFE.
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	1.29%
Distribution and Service (12b-1) Fees	None
Other Expenses (includes interest expense)	0.02%
Acquired Fund Fees and Expenses(2)	0.01%
Total Annual Fund Operating Expenses(3)	1.32%

(1)	The Fund’s investment adviser, Tidal Investments LLC (the “Adviser”), a Tidal Financial Group company, will pay, or require a sub-adviser to pay, all expenses incurred by the Fund (except for advisory fees and sub-advisory fees, as the case may be) excluding interest charges on any borrowings made for investment purposes, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), and litigation expenses and other non-routine or extraordinary expenses.
(2)	Acquired Fund Fees and Expenses (“AFFE”) are indirect fees and expenses that the Fund incurs from investing in the shares of other investment companies. Total Annual Fund Operating Expenses do not correlate to the expense ratios in the Fund’s Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund and exclude AFFE.
(3)	The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example.

Expense Example [Heading]	Expense Example
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
1 Year	3 Years	5 Years	10 Years
$134	$418	$723	$1,590

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the Example, affect the Fund’s performance. For the period of August 7, 2024 (commencement of operations) to April 30, 2025, the Fund’s portfolio turnover was 1,232% of the average value of its portfolio.

Portfolio Turnover, Rate	1232.00%
Defiance Daily Target 2X Long MSTR ETF
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	Acquired Fund Fees and Expenses (“AFFE”) are indirect fees and expenses that the Fund incurs from investing in the shares of other investment companies. Total Annual Fund Operating Expenses do not correlate to the expense ratios in the Fund’s Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund and exclude AFFE.
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	1.29%
Distribution and Service (12b-1) Fees	None
Other Expenses (includes interest expense)	0.01%
Acquired Fund Fees and Expenses(2)	0.01%
Total Annual Fund Operating Expenses(3)	1.31%

(1)	The Fund’s investment adviser, Tidal Investments LLC (the “Adviser”), a Tidal Financial Group company, will pay, or require a sub-adviser to pay, all expenses incurred by the Fund (except for advisory fees and sub-advisory fees, as the case may be) excluding interest charges on any borrowings made for investment purposes, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), and litigation expenses and other non-routine or extraordinary expenses.
(2)	Acquired Fund Fees and Expenses (“AFFE”) are indirect fees and expenses that the Fund incurs from investing in the shares of other investment companies. Total Annual Fund Operating Expenses do not correlate to the expense ratios in the Fund’s Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund and exclude AFFE.
(3)	The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example.

Expense Example [Heading]	Expense Example
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
1 Year	3 Years	5 Years	10 Years
$133	$415	$718	$1,579

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the Example, affect the Fund’s performance. For the period of August 14, 2024 (commencement of operations) to April 30, 2025, the Fund’s portfolio turnover was 4,006% of the average value of its portfolio.

Portfolio Turnover, Rate	4006.00%
Defiance Daily Target 2X Long NVO ETF
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Other Expenses, New Fund, Based on Estimates [Text]	Based on estimated amounts for the current fiscal year.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	Acquired Fund Fees and Expenses (“AFFE”) are indirect fees and expenses that the Fund incurs from investing in the shares of other investment companies.
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	1.29%
Distribution and Service (12b-1) Fees	None
Other Expenses(2)	0.00%
Acquired Fund Fees and Expenses(2)(3)	0.01%
Total Annual Fund Operating Expenses(4)	1.30%

(1)	The Fund’s investment adviser, Tidal Investments LLC (the “Adviser”), a Tidal Financial Group company, will pay, or require a sub-adviser to pay, all expenses incurred by the Fund (except for advisory fees and sub-advisory fees, as the case may be) excluding interest charges on any borrowings made for investment purposes, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), and litigation expenses and other non-routine or extraordinary expenses.
(2)	Based on estimated amounts for the current fiscal year.
(3)	Acquired Fund Fees and Expenses (“AFFE”) are indirect fees and expenses that the Fund incurs from investing in the shares of other investment companies.
(4)	The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example.

Expense Example [Heading]	Expense Example
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
1 Year	3 Years
$132	$412

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the Example, affect the Fund’s performance. For the period of December 2, 2024 (commencement of operations) to April 30, 2025, the Fund’s portfolio turnover was 508% of the average value of its portfolio.

Portfolio Turnover, Rate	508.00%
Defiance Daily Target 2X Long AVGO ETF
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	Acquired Fund Fees and Expenses (“AFFE”) are indirect fees and expenses that the Fund incurs from investing in the shares of other investment companies. Total Annual Fund Operating Expenses do not correlate to the expense ratios in the Fund’s Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund and exclude AFFE.
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)	[1]
Management Fee	1.29%
Distribution and Service (12b-1) Fees	None
Other Expenses	0.00%
Acquired Fund Fees and Expenses(2)	0.01%
Total Annual Fund Operating Expenses(3)	1.30%

(1)	The Fund’s investment adviser, Tidal Investments LLC (the “Adviser”), a Tidal Financial Group company, will pay, or require a sub-adviser to pay, all expenses incurred by the Fund (except for advisory fees and sub-advisory fees, as the case may be) excluding interest charges on any borrowings made for investment purposes, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), and litigation expenses and other non-routine or extraordinary expenses.
(2)	Acquired Fund Fees and Expenses (“AFFE”) are indirect fees and expenses that the Fund incurs from investing in the shares of other investment companies. Total Annual Fund Operating Expenses do not correlate to the expense ratios in the Fund’s Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund and exclude AFFE.
(3)	The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example.

Expense Example [Heading]	Expense Example
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
1 Year	3 Years	5 Years	10 Years
$132	$412	$713	$1,568

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the Example, affect the Fund’s performance. For the period of August 21, 2024 (commencement of operations) to April 30, 2025, the Fund’s portfolio turnover was 1,661% of the average value of its portfolio.

Portfolio Turnover, Rate	1661.00%
Defiance Daily Target 2X Long SMCI ETF
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	Acquired Fund Fees and Expenses (“AFFE”) are indirect fees and expenses that the Fund incurs from investing in the shares of other investment companies. Total Annual Fund Operating Expenses do not correlate to the expense ratios in the Fund’s Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund and exclude AFFE.
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	1.29%
Distribution and Service (12b-1) Fees	None
Other Expenses (includes interest expense)	0.13%
Acquired Fund Fees and Expenses(2)	0.01%
Total Annual Fund Operating Expenses(3)	1.43%

(1)	The Fund’s investment adviser, Tidal Investments LLC (the “Adviser”), a Tidal Financial Group company, will pay, or require a sub-adviser to pay, all expenses incurred by the Fund (except for advisory fees and sub-advisory fees, as the case may be) excluding interest charges on any borrowings made for investment purposes, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), and litigation expenses and other non-routine or extraordinary expenses.
(2)	Acquired Fund Fees and Expenses (“AFFE”) are indirect fees and expenses that the Fund incurs from investing in the shares of other investment companies. Total Annual Fund Operating Expenses do not correlate to the expense ratios in the Fund’s Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund and exclude AFFE.
(3)	The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example.

Expense Example [Heading]	Expense Example
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
1 Year	3 Years	5 Years	10 Years
$146	$452	$782	$1,713

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the Example, affect the Fund’s performance. For the period of August 21, 2024 (commencement of operations) to April 30, 2025, the Fund’s portfolio turnover was 2,869% of the average value of its portfolio.

Portfolio Turnover, Rate	2869.00%